Stock Plan	12 Months Ended
Jun. 30, 2020
Share-based Payment Arrangement [Abstract]
Stock Plan

Note 13 – Stock Plan

An Employee, Directors, and Consultants Stock Plan was established by the Company. The Plan is intended to attract and retain employees, directors and consultants by aligning the economic interest of such individuals more closely with the Company’s stockholders, by paying fees or salaries in the form of shares of the Company’s common stock. The Plan is reviewed annually. The 2020 Plan is effective September 16, 2020 and expires December 15, 2021. The 2019 Plan is effective December 13, 2018 and expires June 1, 2020. Common shares of 2,000,000 are reserved for stock awards under the Plans. There were 965,000 and 642,857 shares awarded under the Plans as of June 30, 2020 and 2019, respectively.